Canadian Emergency Business Loan Act (“CEBA”) (Details Narrative) - CEBA Loan [Member] $ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Short-Term Debt [Line Items]
Proceeds from loans		$ 40
Forgiven of loan	$ 10
Loan repayable	$ 40
Loan payment term	3 years	3 years
Interest rate	5.00%